Interest-Bearing Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line Items]
Guaranteed loans		¥ 18,794	¥ 16,170
Guaranteed loan one [member]
Disclosure of detailed information about borrowings [line Items]
Guaranteed loans maturity date		Jun. 17, 2019
Guaranteed loans interest rate		3.54%
Guaranteed loans		¥ 2,413	2,339
Guaranteed loan two [member]
Disclosure of detailed information about borrowings [line Items]
Guaranteed loans maturity date		Sep. 27, 2019
Guaranteed loans interest rate		2.30%
Guaranteed loans		¥ 6,338	6,579
Guaranteed loan three [member]
Disclosure of detailed information about borrowings [line Items]
Guaranteed loans maturity date		Sep. 30, 2019
Guaranteed loans interest rate		2.40%
Guaranteed loans		¥ 6,142	6,521
Guaranteed loan four [member]
Disclosure of detailed information about borrowings [line Items]
Guaranteed loans maturity date		Jun. 09, 2017
Guaranteed loans interest rate		1.50%
Guaranteed loans		¥ 0	731
Guaranteed loan five [member]
Disclosure of detailed information about borrowings [line Items]
Guaranteed loans maturity date		Nov. 01, 2018
Guaranteed loans interest rate		1.495%
Guaranteed loans		¥ 780	0
Credit loan [member]
Disclosure of detailed information about borrowings [line Items]
Guaranteed loans maturity date		Dec. 06, 2020
Guaranteed loans		¥ 3,121	¥ 0
Credit loans interest rate, description	[1]	EURIBOR + 3.8%
Credit loan [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line Items]
Guaranteed loans interest rate	[1]	3.80%

[1]	3.8% when EURIBOR is negative.